Annual Fund Operating Expenses - Small Cap Multi-Style Fund	Jan. 29, 2021
I
Operating Expenses:
Management Fee1,3	0.45%
Distribution (12b-1) Fee	none
Other Expenses2,3	0.30%
Total Annual Fund Operating Expenses	0.75%
Less: Fee Waivers and/or Expense Reimbursements4	0.15%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.60%
N
Operating Expenses:
Management Fee1,3	0.45%
Distribution (12b-1) Fee	0.25%
Other Expenses2,3	0.30%
Total Annual Fund Operating Expenses	1.00%
Less: Fee Waivers and/or Expense Reimbursements4	0.15%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.85%
R6
Operating Expenses:
Management Fee1,3	0.45%
Distribution (12b-1) Fee	none
Other Expenses2,3	0.20%
Total Annual Fund Operating Expenses	0.65%
Less: Fee Waivers and/or Expense Reimbursements4	0.15%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.50%